UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21049

Private Asset Management Funds

(Exact name of registrant as specified in charter)

11995 El Camino Real, Suite 303, San Diego Ca, 92130

 (Address of principal executive offices)           (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303, San Diego Ca, 92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PRIVATE ASSET

MANAGEMENT FUND

Annual Report

December 31, 2003

Private Asset Management Fund

Annual Report

December 31, 2003

Dear Shareholder:

After one of the worst three year bear markets on record, 2003 unfolded as we expected. It was a volatile year for the market as investors debated between an economic recovery, stronger company earnings and increased consumer confidence. The three down years helped to expunge the excesses of the late 1990s and led to an increase in mergers and acquisitions in 2003.  This allowed companies to increase in size and market share while eventually boosting their efficiency. Companies continued to fortify their balance sheets, work diligently to improve their profit margins and focus on regaining investor confidence.

Noting these market conditions, we decided to take a more active approach for the fund in 2003.  We moved money from short term debt and cash equivalents into the equity market.  This decision allowed us to continue our strong performance and outperform the Standard and Poors 500 for the past six months and since inception.

06/30/03

Inception(1)

     to

       to

12/31/03

  12/31/03

Private Asset Management Fund

 15.34%

   10.05%

Standard and Poors 500

             15.14%

                 4.07%

As of December 31, 2003, the Fund was invested 91.74% in equities, 0% in short term debt instruments and 8.26% in cash equivalents.  The Fund has an average dividend yield of 1.66% and a beta of 0.71.  The Fund continues to maintain balanced positions in many sectors of the market, and we believe the companies paying dividends will show greater stability and price appreciation in the future.  We are keeping an eye toward the future and constantly reviewing our stock selections and industry allocations to position the Fund based on economic conditions.

After the strong performance of 2003, we will maintain balanced positions in many sectors of the market but are favoring globally exposed large cap stocks and companies, which are benefiting from the weaker dollar and rising exports.  One primary focus will be in the health care industry as the aging population of baby boomers increases and new drugs come to market.  Another area of focus will be on companies that are sensitive to corporate spending which should increase in 2004, as capacity utilization increases and unemployment decreases.  Although we do not feel interest rates will rise dramatically in 2004, we will continue to monitor the economic data throughout

(1)The inception date of the Private Asset Management Fund was May 6, 2002.

2003 Annual Report  1

the year. We remain cautiously optimistic for 2004 as the economy continues to show signs of improvement, corporate earnings should gain strength and interest rates should remain near historical lows.

Our responsibility is to you, our shareholder, and we will not lose sight of that fact.

Sincerely,

            Stephen J. Cohen                        Eric Blase                             Jonathan Elsberry

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

12/31/03 NAV $23.43

        Since

1 Year(A)

    Inception(A)

Private Asset Management Fund

29.16%

                   10.05%

S&P 500(B)

28.63%

                     4.07%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Private Asset Management Fund was May 6, 2002.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

2003 Annual Report  2

Private Asset Management Fund

		Schedule of Investments
			December 31, 2003
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Accident & Health Insurance
2,500	AFLAC, Inc.	$ 90,450	1.19%

Aircraft Engines & Engine Parts
3,000	Honeywell, Inc.	100,290
1,750	United Technologies	165,848
		266,138	3.50%

Biological Products
1,500	Amgen, Inc. *	92,685
2,415	Biogen IDEC *	88,631
		181,316	2.39%

Books: Publishing
1,500	McGraw-Hill	104,880	1.38%

Commercial Banks, NEC
3,450	Citigroup *	167,463	2.20%

Computer Communications Equipment
5,000	Cisco Systems, Inc. *	121,150	1.59%

Computer Storage Devices
1,600	Sandisk Corp. *	97,920	1.29%

Electronic & Other Services
1,500	Ameren Corp.	69,000	0.91%

Electric Services
2,900	Southern Co.	87,725	1.15%

Electronic & Other Electrical
6,000	General Electric Co.	185,880	2.45%

Electronic Computers
4,600	Dell Computer Corp. *	156,308
1,400	International Business Machines, Inc.	129,752
		286,060	3.77%

Electronic Connectors
5,000	TYCO Laboratories, Inc.	132,500	1.74%

Fire Marine & Casualty Insurance
2,000	Allstate Corp.	86,040	1.13%

Heating Equipment
2,000	Fortune Brands	142,980	1.88%

Miscellaneous Manufacturing
3,000	International Game Technology	107,100	1.41%

Motors & Generators
2,450	Emerson Electric, Co.	158,637	2.09%

National Commercial Banks
3,300	Bank One Corp.	150,447
4,300	Fleet Boston Financial	187,695
4,000	Morgan (J.P.) & Co. , Inc.	146,920
2,000	PNC Bank Corp.	109,460
2,400	State Street	124,992
3,400	Wachovia Corp.	158,406
		877,920	11.56%

Orthopedic, Prosthetic & Surgical
1,975	Biomet, Inc.	71,534	0.94%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  3

Private Asset Management Fund

Schedule of Investments
December 31, 2003
Shares/Principal Amount	Market Value	% of Assets

COMMON STOCKS

Paper Mills
1,500	Kimberly Clark Corp.	88,635	1.17%

Petroleum Refining
3,500	British Petroleum	172,725
1,750	ChevronTexaco Corp.	151,183
4,250	Exxon Mobil	174,250
		498,158	6.56%

Pharmaceutical Preparations
2,700	Abbott Laboratories	125,820
3,900	Bristol Myers Squibb Co.	111,540
2,850	Merck & Co. , Inc.	131,670
6,600	Pfizer, Inc.	233,178
		602,208	7.93%

Plastic Materials, Synthetic Resins
2,350	PPG Industries, Inc.	150,447	1.98%

Primary Production of Aluminum
2,500	Aluminum Co. of America	95,000	1.25%

Pumps & Pumping Equipment
1,150	ITT Industries	85,342	1.12%

Radio & TV Broacasting
2,700	L-3 Communications Holdings *	138,672	1.83%

Real Estate Investment Trusts
2,000	Healthcare Realty Trust	71,500	0.94%

Retail-Drug Stores and Properties
2,000	CVS Corp.	72,240	0.95%

Retail-Eating Places
4,250	Darden Restaurants	89,420	1.18%

Retail-Family Clothing Stores
3,400	Ross Stores	89,964	1.18%

Retail-Lumber & Other Building
2,500	Home Depot, Inc.	88,725	1.17%

Retail-Variety Stores
2,800	Costco Wholesale Corp. *	104,104	1.37%

Retail-Women's Clothing Stores
5,000	Limited, Inc.	90,150	1.19%

Security & Commodity Brokers
2,750	Nasdaq 100	100,265	1.32%

Semiconductors & Related Devices
4,500	Intel Corp.	144,225	1.90%

Services-Computer Programming
4,000	Electronic Data Systems	98,160	1.29%

Services-Consumer Credit Report
3,000	Equifax , Inc.	73,500	0.97%

Services-Engineering, Accounting
1,500	Paychex , Inc.	55,800	0.73%

Services-Prepackaged Software
6,300	Check Point Software *	106,218
4,350	Microsoft Corp.	119,059
		225,277	2.97%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  4

Private Asset Management Fund

Schedule of Investments
December 31, 2003
Shares/Principal Amount	Market Value	% of Assets

COMMON STOCKS

Services-Engineering, Accounting
1,500	Paychex , Inc.	55,800	0.73%

Services-Prepackaged Software
6,300	Check Point Software *	106,218
4,350	Microsoft Corp.	119,059
		225,277	2.97%

Services-Engineering, Accounting
7,850	Oracle Corp. *	103,855	1.37%

Ship & Boat Building & Repairing
1,250	General Dynamics	112,988	1.49%

Special Industry Machinery, NE
5,750	Applied Materials, Inc. *	129,030	1.70%

Surgical & Medical Instruments
2,000	Baxter Labs	61,040
2,400	Boston Scientific Corp. *	88,224
1,275	St. Jude Medical, Inc. *	78,221
		227,485	2.99%

Wholesale-Medical & Dental
3,700	Johnson & Johnson	191,142	2.52%

Total for Common Stock		$ 6,960,985	91.64%
(Identified Cost - $ 5,771,567)

Cash and Equivalents
626,118	First American Treasury Obligation Fund Cl S .27% **	626,118	8.24%

	Total Investments	7,587,103	99.88%
	(Identified Cost - $ 6,397,685)

	Assets less other Liabilities	9,348	0.12%

	Net Assets	$ 7,596,451	100.00%

*Non-Income Producing Securities.

** Variable Rate Security; The Coupon Rate shown represents the rate at December 31, 2003.

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  5

Private Asset Management Fund

Statement of Assets and Liabilities
December 31, 2003

Assets:
Investment Securities at Market Value	$ 7,587,103
(Identified Cost - $ 6,397,685)
Cash	1,400
Dividends Receivable	8,845
Interest Receivable	157
Receivable from Adviser	750
Receivable for Shareholder Purchases	9,317
Total Assets	7,607,572
Liabilities:
Payable to Adviser	10,101
Accrued Trustee Fees	750
Payable for Shareholder Redemptions	270
Total Liabilities	11,121
Net Assets	$ 7,596,451
Net Assets Consist of:
Capital Paid In	6,412,060
Accumulated Undistributed Net Investment Income	2,227
Accumulated Realized Gain (Loss) on Investments - Net	(7,254)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	1,189,418
Net Assets, for 324,172 Shares Outstanding	$ 7,596,451
Net Asset Value and Redemption Price
Per Share ($7,596,451/324,172 shares)	$ 23.43

Statement of Operations
For the Year Ended December 31, 2003

Investment Income:
Dividends	$ 100,810
Interest	12,358
Total Investment Income	113,168
Expenses: (Note 2)
Investment Adviser Fees	81,988
Trustee Fees	3,000
Total Expenses	84,988
Reimbursed Expenses	(3,000)
Net Expenses	81,988

Net Investment Income	31,180

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	165,198
Change in Unrealized Appreciation (Depreciation) on Investments	1,297,064
Net Realized and Unrealized Gain (Loss) on Investments	1,462,262

Net Increase (Decrease) in Net Assets from Operations	$ 1,493,442

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  6

Private Asset Management Fund

Statement of Changes in Net Assets
	1/1/2003	5/6/2002*
	to	to
	12/31/2003	12/31/2002
From Operations:
Net Investment Income	$ 31,180	$ 11,573
Net Realized Gain (Loss) on Investments	165,198	(172,452)
Net Unrealized Appreciation (Depreciation)	1,297,064	(107,646)
Increase (Decrease) in Net Assets from Operations	1,493,442	(268,525)
From Distributions to Shareholders:
Net Investment Income	(28,953)	(10,968)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	(28,953)	(10,968)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,450,357	4,564,837
Shares Issued on Reinvestment of Dividends	28,953	10,968
Cost of Shares Redeemed	(987,709)	(655,951)
Net Increase from Shareholder Activity	2,491,601	3,919,854

Net Increase (Decrease) in Net Assets	3,956,090	3,640,361

Net Assets at Beginning of Period	3,640,361	0
Net Assets at End of Period	$ 7,596,451	$ 3,640,361

Share Transactions:
Issued	171,290	234,021
Reinvested	1,246	605
Redeemed	(48,247)	(34,743)
Net increase (decrease) in shares	124,289	199,883
Shares outstanding beginning of period	199,883	-
Shares outstanding end of period	324,172	199,883

Financial Highlights
Selected data for a share outstanding throughout the period:	1/1/2003	5/6/2002*
	to	to
	12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 18.21	$ 20.00
Net Investment Income	0.12	0.07
Net Gains or Losses on Securities
(realized and unrealized)	5.19	(1.80)
Total from Investment Operations	5.31	(1.73)

Distributions (From Net Investment Income)	(0.09)	(0.06)
Distributions (From Capital Gains)	0.00	0.00
Total Distributions	(0.09)	(0.06)

Net Asset Value -
End of Period	$ 23.43	$ 18.21
Total Return +	29.16%	(8.67)%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	7,596	3,640

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.55%	1.60%	***
Ratio of Net Income to Average Net Assets	0.51%	0.45%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.50%	***
Ratio of Net Income to Average Net Assets	0.57%	0.56%	***

Portfolio Turnover Rate	23.73%	32.37%	***

* Commencement of operations.
** Not annualized.
*** Annualized.
+ Total return in the above represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of the

financial statements.

2003 Annual Report  7

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

December 31, 2003

1.)

SIGNIFICANT ACCOUNTING POLICIES

Private Asset Management Fund (the "Fund") is a non-diversified series of the Private Asset Management Funds (the "Trust"), a management investment company. The Trust was organized in Ohio as a business trust on March 7, 2002 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION:

The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2003 Annual Report  8

Notes to the Financial Statements – continued

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations are recorded on ex-dividend date.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Private Asset Management, Inc.  (the "Adviser").  The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% for investment adviser services.  As a result of the above calculation, for the one year period ended December 31, 2003, the Adviser earned management fees totaling $81,988 of which $10,101 is still due to the Adviser.

The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses and extraordinary expenses.  The Adviser has contractually agreed to reimburse the Fund's trustee fees and expenses through April 30, 2005.

3.) ADMINISTRATION AGREEMENT

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc.  The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000.  Premier Fund Solutions, Inc. fees are paid by the Adviser.

4.)

RELATED PARTY TRANSACTIONS

Certain officers and directors of Private Asset Management, Inc. and Premier Fund Solutions, Inc. are also officers and/or trustees of the Fund.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at December 31, 2003 was $6,412,060 representing 324,172 shares outstanding.

6.)

INVESTMENTS

For the period of January 1, 2003 to the period ended December 31, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,026,654 and $1,166,013 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $500,000, respectively.

2003 Annual Report  9

Notes to the Financial Statements – continued

For Federal income tax purposes, the cost of investments owned at December 31, 2003 was $6,397,685.   At December 31, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

 $1,232,554                               ($43,136)                                  $1,189,418

7.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2003, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 98.29% of the Fund.

8.) LOSS CARRYFORWARDS

At December 31, 2003 the Fund had available for federal income tax purposes an unused capital loss carryforward of $7,254 which will expire in 2010.  Capital loss carryforwards are available to offset future realized capital gains.  To the extent that these carryforwards are used to offset future capital gains it is possible that the amount, which is offset, will not be distributed to shareholders.

9.) DISTRIBUTION TO SHAREHOLDERS

There was a year end dividend distribution of $0.087 per share paid on December 29, 2003.

The tax character of distributions paid during fiscal years 2003 and 2002 were was as follows.

Distributions paid from:

 2003

2002

Ordinary Income:

 $  28,953

$  10,968

Short-term Capital Gain

                             -0-

-0-

Long-term Capital Gain

                           -0-

       -0-

                                                                 $  28,953

 $  10,968

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)

$        2,227

Undistributed long-term capital  gain/(accumulated losses)

  (7,254)

Unrealized appreciation/(depreciation)

      1,189,418

   $  1,184,391

2003 Annual Report  10

McCurdy & Associates

            27955 Clemens Road

CPA’s, Inc.

Westlake, Ohio 44145-1121

CERTIFIED PUBLIC ACCOUNTANTS

Phone: (440) 835-8500

Fax: (440) 835-1093

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and

Board of Trustees

Private Asset Management Funds:

We have audited the accompanying statement of assets and liabilities of Private Asset Management Fund, including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years in the periods then ended, and the financial highlights for the period indicated.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash owned as of December 31, 2003, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Private Asset Management Fund as of December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended, and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA's, Inc.

Westlake, Ohio

January 2, 2004

2003 Annual Report  11

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2003 Annual Report  12

TRUSTEES AND OFFICERS

Unaudited

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  The Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Stephen J. Cohen*, (55) 11995 El Camino Real, Suite 303, San Diego, CA 92130	President and Trustee	Since 2002	President, Private Asset Management, Inc. (1992-Present).	1	None
Michael D. Berlin*, (53) 11995 El Camino Real, Suite 303, San Diego CA 92130	Secretary, Treasurer and Trustee	Since 2002	Vice President, Legal Counsel, Private Asset Management, Inc. (1995-Present).	1	None

*Trustees who are considered “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Howard I. Cohen, (64) P.O.Box 675326 Rancho Santa Fe, CA 92067	Independent Trustee	Since 2002	Executive Vice President , Douglas Furniture California, Inc. (1961-2002).	1	None
Jeffrey R. Provence, (34) 480 N.Magnolia Avenue, Suite 103, El Cajon, CA 92020	Independent Trustee	Since 2002	General Partner, Value Trend Capital Management, LP (1995-Present), CEO, Premier Fund Solutions, Inc. (2001-Present).	1	Blue Chip Investor Funds, Sycuan Funds, Wireless Fund
Eric I. Weitzen, (47) 13209 Haxton Place, San Diego, CA 92130	Independent Trustee	Since 2002	Attorney, Weitzen & Phillips, LLP (1989-Present).	1	None

2003 Annual Report  13

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/2003	FYE 12/31/2002
Audit Fees	$9,860	$1,300
Audit-Related Fees	$0	$0
Tax Fees	$680	$0
All Other Fees	$659	$0

Nature of Tax Fees: preparation of tax statements.

Nature of All Other Fees: Review of Semi-Annual Report.

(e)  The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant. For the fiscal year ended December 31, 2003, 100% of the audit related, tax, and other non-audit services provided by the principal accountant were pre-approved by the audit committee.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Related Fees	FYE 12/31/2003	FYE 12/31/2002
Registrant	$1,339	$0
Registrant’s Investment Adviser	$0	$0

(h)  Not applicable. The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable for periods ending before January 1, 2004.

Item 10. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)

(1) Any code of ethics or amendment thereto. Filed herewith.

(1)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(a)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Private Asset Management Funds

By: /s/ Stephen J. Cohen

      Stephen J. Cohen

      President

Date:  3/5/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Stephen J. Cohen

      Stephen J. Cohen

      President

Date:  3/5/04

By: /s/ Michael D. Berlin

      Michael D. Berlin

      Chief Financial Officer

Date:  3/5/04